CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
REVENUES
Utilities	$ 8,322	[1]	$ 7,019	[1]	$ 6,421	[1]
Energy Related Businesses	1,714	[1]	1,984	[1]	1,685	[1]
Total revenues	10,036	[1]	9,003	[1]	8,106	[1]
Utilities [Abstract]
Cost of natural gas	(1,866)	[1]	(2,012)	[1]	(1,645)	[1]
Cost of electric fuel and purchased power	(1,397)	[1]	(637)	[1]	(672)	[1]
Energy-related businesses [Abstract]
Cost of natural gas, electric fuel and purchased power	(746)	[1]	(1,046)	[1]	(864)	[1]
Other cost of sales	(137)	[1]	(88)	[1]	(77)	[1]
Litigation expense	(37)	[1]	(169)	[1]	(4)	[1]
Other operation and maintenance	(2,788)	[1]	(2,499)	[1]	(2,467)	[1]
Depreciation and amortization	(976)	[1]	(866)	[1]	(775)	[1]
Franchise fees and other taxes	(343)	[1]	(327)	[1]	(296)	[1]
Write-off of long-lived assets					(132)	[1]
Equity Earnings (Losses) [Abstract]
RBS Sempra Commodities LLP	(24)	[1]	(314)	[1]	463	[1]
Other	33	[1]	22	[1]	36	[1]
Remeasurement of equity method investments	277	[1]
Other income (expense), net	130	[1]	140	[1]	149	[1]
Interest income	26	[1]	16	[1]	21	[1]
Interest expense	(465)	[1]	(436)	[1]	(367)	[1]
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	1,723	[1]	787	[1]	1,476	[1]
Income tax (expense) benefit	(394)	[1]	(133)	[1]	(422)	[1]
Equity earnings, net of income tax	52	[1]	49	[1]	68	[1]
Net income	1,381	[1]	703	[1]	1,122	[1]
Losses (earnings) attributable to noncontrolling interests	(42)	[1]	16	[1]	7	[1]
Preferred dividends of subsidiaries	(8)	[1]	(10)	[1]	(10)	[1]
Earnings	1,331	[1]	709	[1]	1,119	[1]
Basic earnings per common share:
Basic earnings per common share	$ 5.55	[1]	$ 2.90	[1]	$ 4.60	[1]
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	239,720	[1]	244,736	[1]	243,339	[1]
Diluted earnings per common share:
Diluted earnings per common share	$ 5.51	[1]	$ 2.86	[1]	$ 4.52	[1]
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	241,523	[1]	247,942	[1]	247,384	[1]
Dividends declared per share of common stock	$ 1.92	[1]	$ 1.56	[1]	$ 1.56	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Utility operating revenues
Electric	2,830		2,535		2,426
Natural gas	543		514		490
Total utility operating revenues	3,373		3,049		2,916
Utility operating expenses
Utility cost of natural gas	226		217		206
Utility cost of electric fuel and purchased power	715		637		672
Utility operation and maintenance	1,072		987		960
Utility depreciation and amortization	422		381		329
Utility franchise fees and other taxes	183		170		160
Total utility operating expenses	2,618		2,392		2,327
Utility operating income	755		657		589
Equity Earnings (Losses) [Abstract]
Other income (expense), net	79		10		64
Interest income					1
Interest expense	(142)		(136)		(104)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	692		531		550
Income tax (expense) benefit	(237)		(173)		(177)
Net income	455		358		373
Losses (earnings) attributable to noncontrolling interests	(19)		16		(24)
Earnings	436		374		349
Preferred dividend requirements	(5)		(5)		(5)
Earnings attributable to common shares	431		369		344
Southern California Gas Company [Member]
Utility operating revenues
Total utility operating revenues	3,816		3,822		3,355
Utility operating expenses
Utility cost of natural gas	1,568		1,699		1,343
Utility operation and maintenance	1,305		1,174		1,138
Utility depreciation and amortization	331		309		293
Utility franchise fees and other taxes	126		124		105
Total utility operating expenses	3,330		3,306		2,879
Utility operating income	486		516		476
Equity Earnings (Losses) [Abstract]
Other income (expense), net	13		12		7
Interest income	1		1		3
Interest expense	(69)		(66)		(68)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	431		463		418
Income tax (expense) benefit	(143)		(176)		(144)
Net income	288		287		274
Earnings	288		287		274
Preferred dividend requirements	(1)		(1)		(1)
Earnings attributable to common shares	$ 287		$ 286		$ 273

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.